UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	4/30/07

Date of reporting period:	1/31/07

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

January 31, 2007 (Unaudited)	Columbia Core Bond Fund

	Par ($)	Value ($)*
Mortgage-Backed Securities – 40.4%
Federal Home Loan Mortgage Corp.
4.500% 08/01/20(a)	3,910,423	3,751,260
4.500% 09/01/20(a)	5,428,810	5,207,846
4.500% 01/01/21(a)	29,898,708	28,681,766
4.500% 06/01/21	8,040,842	7,713,563
5.000% 12/01/13	1,337,340	1,312,345
5.000% 01/01/19	385,038	377,247
5.000% 05/01/21	34,930,640	34,161,287
5.500% 02/01/18	1,191,219	1,187,249
5.500% 03/01/18	325,287	324,203
5.500% 04/01/21	10,008,530	9,956,940
5.500% 10/01/21	7,658,362	7,618,885
5.500% 03/01/33	84,111	82,988
6.000% 11/01/28	238,205	240,388
6.500% 04/01/32	414,075	423,471
7.000% 12/01/10	53,700	54,722
7.000% 12/01/14	79,000	81,113
7.000% 11/01/25	4,486	4,633
7.000% 03/01/27	5,012	5,176
7.000% 10/01/31	53,767	55,456
7.500% 09/01/25	2,747	2,868
7.500% 10/01/29	128,261	133,793
8.000% 06/01/07	229	230
8.000% 06/01/26	3,040	3,201
8.750% 09/01/09	3,387	3,449
8.750% 07/01/15	614	622
9.000% 10/01/15	482	485
9.000% 04/01/17	4,765	4,871
9.000% 10/01/19	1,440	1,451
9.250% 05/01/09	38,644	39,913
9.250% 08/01/15	3,877	3,965
9.500% 09/01/10	3,346	3,465
9.500% 03/01/11	273	288
9.500% 04/01/11	2,583	2,721
9.500% 09/01/16	1,430	1,541
9.500% 11/01/16	892	960
10.000% 02/01/09	1,610	1,682
10.000% 05/01/11	4,866	4,912
10.000% 12/01/13	1,254	1,290
TBA:
5.000% 02/01/22(a)	25,114,000	24,548,935
5.000% 02/01/37(a)	36,380,000	34,936,151

	Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
Federal National Mortgage Association
5.000% 02/01/36	106,425,986	102,179,500
5.240% 09/01/12	2,437,706	2,416,696
5.500% 10/01/21	13,633,685	13,575,877
5.500% 11/01/21	8,476,990	8,441,047
6.000% 05/01/13	97,106	98,296
6.000% 04/01/21	710,893	718,886
6.000% 05/01/21	211,306	213,682
6.000% 07/01/21	335,176	338,944
6.000% 12/01/31	932,082	947,319
6.000% 03/01/36	17,248,623	17,311,983
6.000% 10/01/36	46,237,362	46,407,206
6.000% 01/01/37	70,846,027	71,106,265
6.120% 10/01/08	1,338,043	1,348,861
6.500% 05/01/11	255,976	261,404
6.500% 06/01/13	85,205	87,102
6.500% 06/01/28	144,025	147,698
6.500% 06/01/31	187,513	191,876
6.500% 08/01/31	683,788	699,698
6.500% 09/01/31	285,293	291,931
6.565% 12/01/07	1,578,110	1,577,867
6.600% 11/01/07	1,426,897	1,425,893
7.000% 06/01/32	104,203	107,188
7.199% 08/01/36(b)	168,394	168,603
7.500% 10/01/15	44,630	45,939
7.500% 01/01/30	12,661	13,204
7.500% 03/01/30	19,828	20,646
7.785% 02/01/19	2,701,715	2,857,084
8.000% 07/01/07	1,438	1,444
8.000% 12/01/09	28	28
8.000% 12/01/29	326,729	346,094
8.000% 02/01/30	44,730	47,273
8.000% 03/01/30	97,061	102,311
8.000% 04/01/30	116,967	123,293
8.000% 05/01/30	13,937	14,691
8.500% 08/01/17	1,899	1,991
10.000% 10/01/20	156,245	172,930
10.000% 12/01/20	229,209	254,347
TBA:
5.500% 02/01/37(a)	199,159,000	195,860,529
6.500% 02/01/37(a)	53,120,000	53,999,773

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
Government National Mortgage Association
	5.375% 04/20/22(b)	338,398	340,237
	5.500% 12/15/13	6,999	6,998
	5.500% 01/15/14	50,322	50,326
	5.500% 02/15/14	100,236	100,244
	5.500% 03/15/14	216,941	216,959
	5.500% 04/15/14	178,605	178,618
	5.500% 05/15/14	174,062	174,075
	5.500% 06/15/14	190,154	190,169
	5.750% 07/20/21(b)	70,644	71,312
	5.750% 07/20/22(b)	82,040	82,741
	6.500% 06/15/11	30,881	31,578
	6.500% 08/15/12	13,277	13,600
	6.500% 03/15/13	25,668	26,272
	6.500% 04/15/13	40,954	41,919
	6.500% 05/15/13	44,605	45,656
	6.500% 06/15/13	913	935
	6.500% 07/15/13	23,856	24,418
	6.500% 09/15/13	115,584	118,305
	6.500% 10/15/13	467,176	478,180
	6.500% 11/15/13	187,759	192,181
	6.500% 07/15/14	15,912	16,293
	6.500% 08/15/14	88,952	91,085
	6.500% 06/15/28	109,025	112,053
	6.500% 01/15/29	58,977	60,598
	6.500% 03/15/29	1,977	2,031
	6.500% 09/15/32	45,977	47,194
	7.000% 05/15/12	65,978	68,073
	7.000% 09/15/13	48,300	49,825
	7.000% 11/15/22	136,640	141,256
	7.000% 10/15/23	72,423	74,958
	7.000% 06/15/26	261,190	270,432
	7.000% 10/15/27	29,850	30,906
	7.000% 05/15/28	111,259	115,167
	7.000% 06/15/28	11,691	12,102
	7.000% 12/15/28	253,498	262,401
	7.000% 08/15/29	26,913	27,859
	7.000% 02/15/30	14,775	15,284
	7.000% 05/15/32	203,633	210,482
	7.500% 04/15/26	152,462	159,260
	7.500% 02/15/27	16,394	17,125

	Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
7.500% 09/15/29	568,732	593,816
7.500% 03/15/30	87,351	91,178
8.000% 06/15/25	5,352	5,666
8.000% 10/15/25	18,620	19,711
8.000% 01/15/26	12,423	13,159
8.000% 02/15/26	3,095	3,279
8.000% 05/15/26	2,260	2,394
8.000% 06/15/26	13,560	14,363
8.000% 03/15/27	25,245	26,739
9.000% 03/15/08	3,557	3,639
9.000% 11/15/08	2,010	2,056
9.000% 11/15/17	68,646	73,278
9.500% 09/15/16	8,625	9,334
9.500% 08/15/20	2,017	2,205
9.500% 12/15/20	2,705	2,958
10.000% 05/15/16	3,556	3,909
10.000% 07/15/17	16,929	18,659
10.000% 08/15/17	8,486	9,353
10.000% 08/15/18	557	613
11.500% 06/15/13	27,829	30,630

Total Mortgage-Backed Securities (cost of $691,719,082)		689,958,776
Corporate Fixed-Income Bonds & Notes - 28.0%
BASIC MATERIALS - 0.4%
Forest Products & Paper - 0.1%
Weyerhaeuser Co.
7.375% 03/15/32	1,965,000	2,087,830
Forest Products & Paper Total		2,087,830
Metals & Mining - 0.3%

Vale Overseas Ltd.
6.250% 01/23/17	2,275,000	2,279,277
6.875% 11/21/36	2,810,000	2,859,909
Metals & Mining Total		5,139,186
BASIC MATERIALS TOTAL		7,227,016
COMMUNICATIONS - 2.7%
Media - 1.4%
Comcast Corp.
5.900% 03/15/16	3,295,000	3,307,650
6.500% 11/15/35	2,890,000	2,925,515

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS - (continued)
Media - (continued)
Time Warner Entertainment Co. LP
	7.250% 09/01/08	1,785,000	1,830,278
Time Warner, Inc.
	5.875% 11/15/16	3,085,000	3,078,099
	6.500% 11/15/36	4,890,000	4,867,042
	9.125% 01/15/13	927,000	1,076,833
Viacom, Inc.
	5.750% 04/30/11	2,920,000	2,923,177
	6.875% 04/30/36	3,545,000	3,531,199
		Media Total	23,539,793
Telecommunication Services – 1.3%
Nextel Communications, Inc.
	6.875% 10/31/13	1,090,000	1,105,225
Sprint Capital Corp.
	8.750% 03/15/32	2,000,000	2,374,584
Telecom Italia Capital SA
	7.200% 07/18/36(c)	4,635,000	4,735,107
Telefonica Emisones SAU
	5.984% 06/20/11	4,835,000	4,911,785
TELUS Corp.
	7.500% 06/01/07	3,625,000	3,644,785
Vodafone Group PLC
	5.750% 03/15/16	6,140,000	6,107,783
		Telecommunication Services Total	22,879,269
		COMMUNICATIONS TOTAL	46,419,062
CONSUMER CYCLICAL - 2.2%
Airlines - 0.2%
Continental Airlines, Inc.
	7.461% 04/01/15	774,058	803,085
Southwest Airlines Co.
	5.750% 12/15/16	2,680,000	2,611,012
	Airlines Total		3,414,097
Auto Manufacturers - 0.4%
DaimlerChrysler NA Holding Corp.
	5.833% 09/10/07(b)	5,180,000	5,190,215
	8.500% 01/18/31(c)	1,635,000	1,937,195
	Auto Manufacturers Total		7,127,410
Home Builders - 0.2%
D.R. Horton, Inc.
	5.625% 09/15/14	1,855,000	1,809,545

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes - (continued)
CONSUMER CYCLICAL - (continued)
Home Builders - (continued)
MDC Holdings, Inc.
	5.375% 07/01/15(c)	850,000	793,455
	Home Builders Total		2,603,000
Lodging - 0.2%
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	4,005,000	3,476,272
	Lodging Total		3,476,272
Retail - 1.2%
CVS Corp.
	5.298% 01/11/27(d)	891,717	839,391
CVS Lease Pass Through
	6.036% 12/10/28(d)	3,364,420	3,308,907
Federated Retail Holdings, Inc.
	5.900% 12/01/16	3,460,000	3,446,907
Home Depot, Inc.
	5.400% 03/01/16	1,430,000	1,381,226
JC Penney Corp., Inc.
	7.400% 04/01/37	3,970,000	4,283,900
Ltd. Brands, Inc.
	6.950% 03/01/33(c)	2,320,000	2,292,325
Wal-Mart Stores, Inc.
	4.125% 02/15/11	4,350,000	4,170,954
	5.250% 09/01/35	1,405,000	1,279,536
	Retail Total		21,003,146
	CONSUMER CYCLICAL TOTAL		37,623,925
CONSUMER NON-CYCLICAL - 1.7%
Beverages - 0.2%
SABMiller PLC
	6.200% 07/01/11(d)	2,755,000	2,816,417
	Beverages Total		2,816,417
Food - 0.5%
ConAgra Foods, Inc.
	7.000% 10/01/28	940,000	1,005,492
Fred Meyer, Inc.
	7.450% 03/01/08	2,444,000	2,489,209
Kroger Co.
	7.500% 04/01/31	1,450,000	1,591,404

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes - (continued)
CONSUMER NON-CYCLICAL - (continued)
Food - (continued)
	8.000% 09/15/29	2,930,000	3,303,296
	Food Total		8,389,401
Healthcare Services - 0.3%
Aetna, Inc.
	6.000% 06/15/16	4,755,000	4,890,517
	Healthcare Services Total		4,890,517
Household Products/Wares - 0.3%
Fortune Brands, Inc.
	5.125% 01/15/11	3,815,000	3,735,713
	5.375% 01/15/16	2,250,000	2,120,974
	Household Products/Wares Total		5,856,687
Pharmaceuticals - 0.4%
Merck & Co., Inc.
	5.750% 11/15/36	1,555,000	1,525,536
Wyeth
	5.500% 02/15/16	5,680,000	5,655,951
	Pharmaceuticals Total		7,181,487
	CONSUMER NON-CYCLICAL TOTAL		29,134,509
DIVERSIFIED - 0.2%
Holding Companies-Diversified - 0.2%
Hutchison Whampoa International Ltd.
	6.250% 01/24/14(d)	3,000,000	3,089,574
	Holding Companies-Diversified Total		3,089,574
	DIVERSIFIED TOTAL		3,089,574
ENERGY - 2.3%
Oil & Gas - 1.7%
Anadarko Petroleum Corp.
	6.450% 09/15/36	1,390,000	1,377,191
Devon Financing Corp., ULC
	7.875% 09/30/31	4,320,000	5,146,969
Gazprom International SA
	7.201% 02/01/20	235,000	244,118
Hess Corp.
	7.125% 03/15/33(c)	1,270,000	1,380,851
	7.300% 08/15/31	2,085,000	2,310,065
Marathon Oil Corp.
	6.000% 07/01/12	3,065,000	3,125,359
Nexen, Inc.
	5.875% 03/10/35	4,625,000	4,329,842

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes - (continued)
ENERGY - (continued)
Oil & Gas - (continued)
Petrobras International Finance Co.
	8.375% 12/10/18	435,000	513,735
Qatar Petroleum
	5.579% 05/30/11(d)	2,795,000	2,792,652
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16(d)	2,130,000	2,140,165
Valero Energy Corp.
	6.875% 04/15/12	5,302,000	5,598,477
	7.500% 04/15/32	950,000	1,077,157
	Oil & Gas Total		30,036,581
Pipelines - 0.6%
Duke Capital LLC
	4.370% 03/01/09	1,415,000	1,382,605
Energy Transfer Partners LP
	6.125% 02/15/17	2,320,000	2,350,322
Plains All American Pipeline LP
	6.650% 01/15/37(d)	4,545,000	4,614,316
TEPPCO Partners LP
	7.625% 02/15/12	1,311,000	1,401,134
	Pipelines Total		9,748,377
	ENERGY TOTAL		39,784,958
FINANCIALS – 14.5%
Banks – 5.2%
Bank One Corp.
	7.875% 08/01/10	1,835,000	1,980,068
HSBC Bank USA
	3.875% 09/15/09	9,145,000	8,847,083
HSBC Holdings PLC
	6.500% 05/02/36	3,400,000	3,627,729
Lloyds TSB Group PLC
	6.267% 12/31/49(b)(d)	3,125,000	3,096,391
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	5,130,000	5,108,269
Oesterreichische Kontrollbank AG
	5.125% 03/20/07(c)	6,075,000	6,074,156
PNC Funding Corp.
	5.125% 12/14/10	3,105,000	3,076,626

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
Scotland International Finance
	4.250% 05/23/13(d)	1,700,000	1,590,258
Union Planters Corp.
	4.375% 12/01/10	4,155,000	4,024,707
USB Capital IX
	6.189% 04/15/42(b)	4,295,000	4,383,979
Wachovia Bank NA
	5.850% 02/01/37	2,800,000	2,780,369
Wachovia Capital Trust III
	5.800% 03/15/42(b)	2,035,000	2,049,029
Wachovia Corp.
	4.375% 06/01/10	2,000,000	1,943,390
	5.300% 10/15/11	10,865,000	10,870,020
	5.625% 12/15/08	2,790,000	2,805,970
Wells Fargo & Co.
	4.875% 01/12/11	5,560,000	5,483,578
	5.300% 08/26/11	6,520,000	6,529,089
	5.460% 09/15/09(b)	13,065,000	13,087,263
Wells Fargo Capital X
	5.950% 12/15/36	2,380,000	2,339,000
	Banks Total		89,696,974
Diversified Financial Services – 6.0%
American Express Co.
	6.800% 09/01/66(b)	2,495,000	2,660,306
American General Finance Corp.
	5.400% 12/01/15	3,925,000	3,866,156
Ameriprise Financial, Inc.
	7.518% 06/01/66(b)	2,840,000	3,100,817
Capital One Capital IV
	6.745% 02/17/37	4,135,000	4,161,464
CIT Group, Inc.
	5.850% 09/15/16(c)	3,885,000	3,918,535
	6.100% 03/15/67(b)	3,875,000	3,864,871
Citigroup, Inc.
	5.100% 09/29/11	4,790,000	4,747,072
Countrywide Home Loans, Inc.
	4.125% 09/15/09	5,235,000	5,077,353
Ford Motor Credit Co.
	7.375% 10/28/09	5,915,000	5,952,477
	7.375% 02/01/11	1,630,000	1,609,896

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
General Electric Capital Corp.
	5.480% 12/15/09(b)	11,530,000	11,561,292
	6.750% 03/15/32(c)	4,400,000	4,980,540
General Motors Acceptance Corp.
	6.150% 04/05/07	988,000	988,411
HSBC Finance Corp.
	5.640% 11/16/09(b)	7,540,000	7,587,668
International Lease Finance Corp.
	4.875% 09/01/10	3,200,000	3,142,576
JPMorgan Chase & Co.
	5.600% 06/01/11	9,590,000	9,760,606
JPMorgan Chase Capital XVIII
	6.950% 08/17/36	1,700,000	1,822,120
JPMorgan Chase Capital XXII
	6.450% 02/02/37	2,185,000	2,206,774
Lehman Brothers Holdings, Inc.
	5.500% 04/04/16	985,000	977,446
Morgan Stanley
	5.750% 10/18/16	9,630,000	9,697,208
Prudential Funding LLC
	6.600% 05/15/08(d)	2,860,000	2,888,769
Residential Capital Corp.
	6.375% 06/30/10	3,000,000	3,025,050
SLM Corp.
	5.570% 07/25/08(b)	4,345,000	4,357,027
	Diversified Financial Services Total		101,954,434
Insurance – 1.2%
Hartford Life Global Funding Trusts
	5.530% 09/15/09(b)	4,355,000	4,369,280
ING Groep NV
	5.775% 12/29/49(b)	5,400,000	5,345,017
Liberty Mutual Group, Inc.
	7.500% 08/15/36(d)	5,310,000	5,773,361
Metlife, Inc.
	6.400% 12/15/36	2,545,000	2,549,808
Prudential Financial, Inc.
	4.750% 04/01/14	2,900,000	2,753,915
	Insurance Total		20,791,381

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate – 0.2%
EOP Operating LP
	7.000% 07/15/11	2,545,000	2,717,666
	Real Estate Total		2,717,666
Real Estate Investment Trusts (REITs) – 1.7%
Archstone-Smith Trust
	5.750% 03/15/16	7,060,000	7,103,482
Camden Property Trust
	5.375% 12/15/13	1,744,000	1,716,677
Health Care Property Investors, Inc.
	6.300% 09/15/16	3,450,000	3,480,657
	7.072% 06/08/15	2,380,000	2,500,516
iStar Financial, Inc.
	5.800% 03/15/11	3,000,000	3,008,295
Liberty Property LP
	5.500% 12/15/16	2,975,000	2,910,145
Simon Property Group LP
	5.450% 03/15/13(c)	3,555,000	3,537,940
	5.875% 03/01/17	4,250,000	4,309,432
	Real Estate Investment Trusts (REITs) Total		28,567,144
Savings & Loans – 0.2%
Washington Mutual Preferred Funding Delaware
	6.534% 03/29/49(b)(d)	2,900,000	2,851,135
Washington Mutual, Inc.
	5.250% 09/15/17	740,000	710,865
	Savings & Loans Total		3,562,000
	FINANCIALS TOTAL		247,289,599
INDUSTRIALS – 0.9%
Aerospace & Defense – 0.2%
Raytheon Co.
	7.200% 08/15/27	3,395,000	3,926,844
	Aerospace & Defense Total		3,926,844
Machinery-Construction & Mining – 0.1%
Caterpillar, Inc.
	6.050% 08/15/36	1,730,000	1,763,598
	Machinery-Construction & Mining Total		1,763,598
Transportation – 0.6%
BNSF Funding Trust I
	6.613% 12/15/55(b)	675,000	655,920
Burlington Northern Santa Fe Corp.
	7.950% 08/15/30	1,260,000	1,525,686

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)

Union Pacific Corp.
	4.875% 01/15/15	2,125,000	2,024,598
	6.650% 01/15/11	5,550,000	5,774,975
	Transportation Total		9,981,179
	INDUSTRIALS TOTAL		15,671,621
UTILITIES – 3.1%
Electric – 2.6%
American Electric Power Co., Inc
	5.250% 06/01/15(c)	1,465,000	1,426,016
Carolina Power & Light Co.
	5.125% 09/15/13	2,545,000	2,493,372
Commonwealth Edison Co.
	4.700% 04/15/15	1,250,000	1,164,001
	5.950% 08/15/16	2,620,000	2,645,728
	6.950% 07/15/18	1,575,000	1,647,833
Dominion Resources, Inc.
	5.663% 09/28/07(b)	5,965,000	5,967,302
Duke Energy Corp.
	5.300% 10/01/15	2,400,000	2,371,330
FPL Energy National Wind LLC
	5.608% 03/10/24(d)	924,460	904,898
Hydro Quebec
	8.500% 12/01/29	2,240,000	3,079,888
ITC Holdings Corp.
	5.250% 07/15/13(d)	3,860,000	3,722,152
MidAmerican Energy Holdings Co.
	5.875% 10/01/12	2,855,000	2,903,698
Pacific Gas & Electric Co.
	6.050% 03/01/34	2,230,000	2,231,351
Progress Energy, Inc.
	7.750% 03/01/31	3,755,000	4,496,290
Southern California Edison Co.
	5.000% 01/15/16	2,500,000	2,401,615
	5.625% 02/01/36	1,535,000	1,471,568
Southern Power Co.
	6.375% 11/15/36	850,000	833,241

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Virginia Electric & Power Co.
	5.375% 02/01/07	2,607,000	2,607,000
	5.400% 01/15/16	2,290,000	2,246,373
	Electric Total		44,613,656
Gas – 0.5%
Atmos Energy Corp.
	4.950% 10/15/14	3,475,000	3,253,664
Nakilat, Inc.
	6.067% 12/31/33(d)	1,895,000	1,849,387
Southern California Gas Co.
	5.539% 12/01/09(b)	2,080,000	2,084,480
	Gas Total		7,187,531
	UTILITIES TOTAL		51,801,187

	Total Corporate Fixed-Income Bonds & Notes (cost of $479,157,754)		478,041,451
Asset-Backed Securities – 15.3%
ACE Securities Corp.
	5.450% 05/25/36(b)	3,050,000	3,050,667
AmeriCredit Automobile Receivables Trust
	3.930% 10/06/11	3,500,000	3,445,752
	4.730% 07/06/10	2,500,000	2,478,658
Bay View Auto Trust
	5.310% 06/25/14	2,550,000	2,528,439
Bombardier Capital Mortgage Securitization Corp.
	6.230% 04/15/28	3,678	3,669
Capital Auto Receivables Asset Trust
	5.500% 04/20/10(d)	1,850,000	1,847,450
Carmax Auto Owner Trust
	5.370% 06/15/12	2,125,000	2,133,952
Centex Home Equity
	5.590% 10/25/35(b)	3,600,000	3,601,187
Chase Manhattan Auto Owner Trust
	2.830% 09/15/10	1,611,529	1,582,865
Citibank Credit Card Master Trust I
	5.875% 03/10/11	4,000,000	4,046,760
CitiFinancial Mortgage Securities, Inc.
	2.645% 04/25/34	1,798,102	1,756,401
Citigroup Mortgage Loan Trust, Inc.
	5.517% 08/25/35	2,800,000	2,759,884
	5.666% 08/25/35	1,885,000	1,846,221

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Countrywide Asset-Backed Certificates
	5.430% 06/25/21(b)	8,414,378	8,414,943
	5.440% 01/25/37(b)	6,887,979	6,888,391
Countrywide Home Equity Loan Trust
	5.540% 01/15/34(b)	1,543,282	1,544,707
Credit-Based Asset Servicing and Securitization
	5.545% 11/25/35	2,950,000	2,923,374
Equity One ABS, Inc.
	5.660% 07/25/34(b)	596,416	598,975
First Plus Home Loan Trust
	7.720% 05/10/24	29,660	30,085
Ford Credit Auto Owner Trust
	4.080% 06/15/10	3,500,000	3,442,212
	5.680% 06/15/12	2,300,000	2,302,206
Fremont Home Loan Trust
	5.420% 05/25/36(b)	4,000,000	4,000,399
	5.430% 02/25/36(b)	6,925,000	6,925,687
	5.510% 08/25/36(b)	8,751,675	8,751,644
GE Equipment Small Ticket LLC
	4.620% 12/22/14(d)	1,373,785	1,357,547
	5.120% 06/22/15(d)	4,392,621	4,393,540
Green Tree Financial Corp.
	8.250% 07/15/27	684,636	718,921
GS Auto Loan Trust
	4.980% 11/15/13	2,518,922	2,504,508
GSAA Trust
	4.316% 11/25/34(b)	2,000,000	1,959,812
	4.651% 04/25/34(b)	42,231	42,080
HSBC Asset Loan Obligation
	5.380% 12/25/36(b)	8,730,000	8,730,000
Hyundai Auto Receivables Trust
	4.200% 02/15/12	2,650,000	2,599,952
Indymac Seconds Asset Backed Trust
	5.480% 06/25/36(b)	3,018,971	3,018,961
JPMorgan Mortgage Acquisition Corp.
	5.440% 04/25/36(b)	5,500,000	5,500,512
	5.627% 10/25/35	3,651,000	3,640,754
Long Beach Auto Receivables Trust
	4.522% 06/15/12	3,000,000	2,950,179

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Long Beach Mortgage Loan Trust
	5.420% 05/25/36(b)	3,425,000	3,425,365
Memory Lane Advance Receivables Backed Notes
	5.027% 10/24/14(d)	5,000,000	4,953,750
Merrill Lynch Mortgage Investors, Inc.
	5.470% 05/25/37(b)	6,094,673	6,094,650
Morgan Stanley Mortgage Loan Trust
	5.450% 08/25/36(b)	7,133,229	7,133,203
Nomura Home Equity Loan, Inc.
	5.440% 03/25/36(b)	2,000,000	2,000,228
Oakwood Mortgage Investors, Inc.
	7.100% 08/15/27	682,909	685,246
Onyx Acceptance Grantor Trust
	3.890% 02/15/11	1,991,356	1,970,270
Origen Manufactured Housing
	4.490% 05/15/18	1,100,000	1,083,658
Renaissance Home Equity Loan Trust
	5.565% 02/25/36	11,020,000	10,980,658
Residential Asset Mortgage Products, Inc.
	3.981% 04/25/29	1,100,000	1,093,283
	4.480% 09/25/29(b)	2,317,099	2,305,230
	5.390% 05/25/36(b)	5,970,470	5,971,188
	5.670% 10/25/34	2,000,000	1,942,353
Residential Asset Securities Corp.
	5.430% 06/25/36(b)	3,000,000	3,000,370
Residential Funding Mortgage Securities II, Inc.
	4.700% 08/25/34	1,715,000	1,692,761
	5.110% 09/25/35	2,500,000	2,358,356
Small Business Administration
	4.340% 03/01/24	11,238,966	10,631,035
	4.500% 03/01/23	5,611,055	5,383,673
	4.890% 09/01/22	4,668,030	4,577,628
	5.110% 04/01/25	3,598,879	3,545,831
	5.180% 05/01/24	7,392,007	7,327,713
	5.240% 08/01/23	5,549,318	5,527,697
	5.310% 08/01/22	6,477,206	6,479,291
	5.520% 06/01/24	3,350,292	3,374,164
	5.570% 03/01/26	2,677,465	2,700,156
	5.660% 07/01/22	2,944,885	2,980,332
	6.000% 09/01/18	2,254,661	2,292,684
Soundview Home Equity Loan Trust
	5.410% 07/25/36(b)	8,500,000	8,500,895

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
	5.510% 11/25/35(b)	6,747,063	6,746,476
UPFC Auto Receivables Trust
	5.490% 05/15/12	3,245,000	3,249,307
Wells Fargo Financial Auto Owner Trust
	2.670% 08/16/10	5,871,024	5,798,526
WFS Financial Owner Trust
	2.410% 12/20/10	2,362,070	2,348,233
	2.810% 08/22/11	5,991,664	5,894,225
	4.620% 11/19/12	3,500,000	3,455,785

	Total Asset-Backed Securities (cost of $263,807,614)		261,825,514
Government & Agency Obligations – 8.9%
FOREIGN GOVERNMENT OBLIGATIONS – 1.5%
Export Development of Canada
	4.000% 08/01/07(c)	2,325,000	2,310,580
Inter-American Development Bank
	5.125% 09/13/16	1,830,000	1,826,659
Province of British Columbia
	5.375% 10/29/08	3,000,000	3,012,579
Province of Ontario
	5.000% 10/18/11	7,000,000	6,956,677
Province of Quebec
	5.000% 07/17/09	2,000,000	1,991,260
	5.000% 03/01/16	5,725,000	5,608,777
Republic of Finland
	4.750% 03/06/07	2,145,000	2,143,443
Republic of South Africa
	6.500% 06/02/14	2,134,000	2,230,030
	FOREIGN GOVERNMENT OBLIGATIONS TOTAL		26,080,005
U.S. GOVERNMENT AGENCIES – 4.4%
Federal Home Loan Mortgage Corp.
	3.625% 06/10/10	3,000,000	2,865,222
	4.125% 05/12/10	6,000,000	5,828,652
	4.150% 05/05/10	5,000,000	4,861,580
	5.000% 12/14/18	8,065,000	7,795,831
	5.250% 07/18/11	3,900,000	3,922,296
	5.750% 06/27/16	3,000,000	3,087,138
	6.000% 06/27/11	14,930,000	14,959,740
Federal National Mortgage Association
	4.125% 04/28/10	3,000,000	2,915,121
	5.000% 02/13/17	1,980,000	1,953,880

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT AGENCIES – (continued)
	5.800% 02/09/26	2,000,000	1,966,750
	6.000% 04/18/36	11,200,000	11,261,085
	6.125% 08/17/26	12,475,000	12,454,753
	6.250% 05/15/29	1,000,000	1,117,665
	U.S. GOVERNMENT AGENCIES TOTAL		74,989,713
U.S. GOVERNMENT OBLIGATIONS – 3.0%
U.S. Treasury Bonds
	4.500% 02/15/36(c)	860,000	803,832
	6.250% 08/15/23(c)	2,868,000	3,258,989
U.S. Treasury Inflation Index Notes
	2.000% 01/15/14(c)	1,908,498	1,857,430
	3.625% 01/15/08(c)	6,049,454	6,108,061
U.S. Treasury Notes
	2.750% 08/15/07	6,040,000	5,965,442
	4.250% 08/15/13(c)	2,990,000	2,897,262
	4.625% 11/15/16(c)	30,560,000	30,087,267
	4.750% 01/31/12	595,000	593,233
	U.S. GOVERNMENT OBLIGATIONS TOTAL		51,571,516

	Total Government & Agency Obligations (cost of $153,644,952)		152,641,234
Commercial Mortgage-Backed Securities – 6.0%
Bear Stearns Commercial Mortgage Securities
	5.750% 09/11/38(b)	7,500,000	7,659,940
Citigroup Commercial Mortgage Trust
	4.733% 10/15/41	3,765,000	3,587,487
Citigroup/Deutsche Bank Commercial Mortgage Trust
	5.648% 10/15/48	13,000,000	13,069,010
Greenwich Capital Commercial Funding Corp.
	5.912% 07/10/38(b)	6,445,000	6,646,154
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.780% 07/15/42	3,000,000	2,846,496
	4.878% 01/15/42	2,000,000	1,915,594
	5.149% 08/15/42(b)(d)	2,500,000	2,370,535
	5.440% 05/15/45	11,650,000	11,534,412
	5.565% 04/15/43(b)	5,700,000	5,686,728
	5.855% 06/12/43(b)	11,270,000	11,531,107
	5.876% 04/15/45(b)	4,725,000	4,854,729

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities – (continued)
LB-UBS Commercial Mortgage Trust
	5.124% 11/15/32(b)	6,865,000	6,745,384
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.986% 12/15/30(b)	9,996,049	195,923
Merrill Lynch/Countrywide Commercial Mortgage Trust
	5.533% 02/12/39(b)	5,905,000	5,918,887
Morgan Stanley Capital I
	4.970% 12/15/41	7,949,000	7,736,000
	5.778% 10/15/42(b)	5,595,000	5,689,179
Wachovia Bank Commercial Mortgage Trust
	5.962% 06/15/45(b)	4,190,000	4,329,076

	Total Commercial Mortgage-Backed Securities (cost of $102,682,391)		102,316,641
Collateralized Mortgage Obligations – 4.8%
AGENCY – 1.1%
Federal Home Loan Mortgage Corp.
	I.O.:
	5.500% 01/15/23	824,144	18,246
	5.500% 05/15/27	1,358,643	105,742
Federal National Mortgage Association
	4.717% 08/25/12	4,675,004	4,540,257
	5.500% 09/25/35	6,875,043	6,822,481
Government National Mortgage Association
	4.374% 04/16/33	3,000,000	2,907,214
	4.763% 01/16/25	4,361,688	4,328,491
Vendee Mortgage Trust
	I.O.:
	0.305% 03/15/29(b)	10,133,964	101,637
	0.442% 09/15/27(b)	7,861,072	108,099
	AGENCY TOTAL		18,932,167
NON - AGENCY – 3.7%
American Home Mortgage Investment Trust
	5.430% 06/25/36(b)	7,160,797	7,153,120
Chaseflex Trust
	5.500% 02/25/35	5,622,071	5,550,132
	5.500% 06/25/35	4,697,900	4,675,600

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
NON - AGENCY – (continued)
Citigroup Mortgage Loan Trust, Inc.
	5.598% 03/25/36	1,900,000	1,888,606
	6.423% 07/25/36(b)	2,927,637	2,978,923
Countrywide Alternative Loan Trust
	5.000% 07/25/35	2,854,551	2,794,893
	5.250% 03/25/35	3,487,773	3,422,853
	5.500% 09/25/35	4,786,529	4,634,385
First Horizon Alternative Mortgage Securities
	6.000% 01/25/35	5,502,877	5,458,404
GMAC Mortgage Corp. Loan Trust
	5.647% 04/19/36(b)	2,790,383	2,754,485
GSAA Trust
	3.519% 11/25/33	501,315	495,932
JPMorgan Mortgage Trust
	4.976% 07/25/34(b)	4,734,617	4,608,629
	4.992% 10/25/35(b)	3,500,000	3,435,859
Residential Accredit Loans, Inc.
	5.500% 02/25/35	8,085,871	7,936,805
Rural Housing Trust
	6.330% 04/01/26	410,438	406,698
Suntrust Alternative Loan Trust
	6.066% 12/25/35(b)	1,989,592	1,984,464
Washington Mutual, Inc.
	4.673% 04/25/35(b)	2,500,000	2,447,436
	NON - AGENCY TOTAL		62,627,224

	Total Collateralized Mortgage Obligations (cost of $82,733,959)		81,559,391
		Shares
Securities Lending Collateral – 3.3%
	State Street Navigator Securities Lending Prime Portfolio (e)	56,223,173	56,223,173

	Total Securities Lending Collateral (cost of $56,223,173)		56,223,173

	Par ($)	Value ($)
Short-Term Obligations – 17.3%
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 1.2%
Federal Home Loan Mortgage Corp.
5.110% 02/12/07(f)	19,915,000	19,883,905
U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		19,883,905
REPURCHASE AGREEMENT – 16.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 01/31/07, due 02/01/07 at 5.160%, collateralized by U.S. Treasury Bonds with various maturities up to 08/15/29, market value of $280,528,986 (repurchase proceeds $275,063,420)	275,024,000	275,024,000

Total Short-Term Obligations (cost of $294,907,905)		294,907,905

Total Investments – 124.0% (cost of $2,124,876,830)(g)(h)		2,117,474,085

Other Assets & Liabilities, Net – (24.0)%		(409,328,397)

Net Assets – 100.0%		1,708,145,688

Notes to Investment Portfolio:

*                                         Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a) Security purchased on a delayed delivery basis.

(b) The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2007.

(c) All or a portion of this security is on loan at January 31, 2007. The total market value of securities on loan at January 31,2007 is $55,319,266.

(d)                                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities, which are not illiquid, amounted to $57,200,595, which represents 3.3% of net assets.

(e) Investment made with cash collateral received from securities lending activity.

(f) Zero-coupon bond. Rate represents annualized yield at date of purchase.

(g) Cost for federal income tax purposes is $2,125,089,045.

(h)	Unrealized appreciation and depreciation at January 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$6,614,618	$(14,229,578)	$(7,614,960)

Investments in affiliates for the period ended January 31, 2007:

Security name: MBNA Credit Card Master Note Trust, 4.950% 06/15/09

Par as of 04/30/06:		$2,750,000
Par sold:		$2,750,000
Par as of 01/31/07:		$—
Net realized gain/loss:		$333
Interest income earned:		$28,359
Value at end of period:		$—

Acronym	Name

I.O.	Interest Only
TBA	To Be Announced

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 29, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	March 29, 2007